CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2016	Jul. 31, 2015
Property and Equipment-at cost (Notes 1, 3, 4, 15 and 16):
Buildings and improvements	$ 77,693,718	$ 76,289,486
Improvements to leased property	1,478,012	1,478,012
Fixtures and equipment	144,545	144,545
Land	6,067,805	6,067,805
Other	195,478	235,622
Construction in progress	1,697,292	639,042
Property, Plant and Equipment, Gross	87,276,850	84,854,512
Less accumulated depreciation and amortization	38,212,113	36,663,120
Property and equipment-net	49,064,737	48,191,392
Current Assets:
Cash and cash equivalents (Notes 9 and 10)	5,228,826	4,085,704
Receivables (Notes 1, 6 and 10)	293,317	638,643
Income taxes refundable	17,004	695,265
Security deposits		83,012
Prepaid expenses	1,553,217	1,477,996
Total current assets	7,092,364	6,980,620
Other Assets:
Deferred charges (Notes 1, 11 and 17)	3,348,031	3,745,207
Less accumulated amortization (Notes 1, 11 and 17)	1,404,267	1,548,769
Net	1,943,764	2,196,438
Receivables (Notes 1, 6 and 10)		30,000
Security deposits	1,159,338	1,328,952
Unbilled receivables (Notes 1, 4, 6 and 10)	2,222,846	2,613,246
Marketable securities (Notes 1, 2, 10 and 14)	2,062,205	1,461,504
Total other assets	7,388,153	7,630,140
TOTAL ASSETS	63,545,254	62,802,152
Long-Term Liabilities:
Mortgage and term loan payable, net (Notes 3, 10 and 17)	5,572,477	5,706,446
Note payable - related party (Notes 10 and 13)		1,000,000
Security deposits payable (Note 10)	897,965	693,576
Payroll and other accrued liabilities (Notes 1, 5 and 7)	90,917	121,223
Deferred revenue (Note 15)		1,020,833
Deferred income taxes (Notes 1, 4 and 17)	4,617,000	3,855,000
Total long-term liabilities	11,178,359	12,397,078
Current Liabilities:
Accounts payable	80,343	39,759
Payroll and other accrued liabilities (Notes 1, 5 and 7)	2,153,850	2,597,104
Deferred revenue (Note 15)	1,020,833	1,166,667
Other taxes payable	6,963	5,972
Note payable - related party (Notes 10 and 13)	1,000,000
Current portion of long-term debt (Notes 3, 10 and 17)	133,969	127,891
Current portion of security deposits payable (Note 10)		83,012
Total current liabilities	4,395,958	4,020,405
Total liabilities	15,574,317	16,417,483
Shareholders' Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Unrealized gain on available-for-sale securities - net of deferred taxes of $136,000 at July 31, 2016 and $101,000 at July 31, 2015 (Notes 1, 4, 10 and 14)	264,541	196,033
Retained earnings	43,469,706	41,951,946
Stockholders' Equity before Treasury Stock	49,258,789	47,672,521
Less common stock held in treasury, at cost - 162,517 shares at July 31, 2016 and July 31, 2015 (Note 12)	1,287,852	1,287,852
Total shareholders' equity	47,970,937	46,384,669
Commitments (Notes 5 and 6) and Contingencies (Notes 8 and 16)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 63,545,254	$ 62,802,152